FINANCIAL RISK MANAGEMENT, Capital Management Risk (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL RISK MANAGEMENT [Abstract]
Total debt (Note 13)	[2]	$ 94,614,065	[1]	$ 102,421,012
Total equity		267,224,289		234,906,487	$ 194,134,175	$ 192,471,402
Total capital		$ 361,838,354		$ 337,327,499
Gearing Ratio		0.26%		0.30%

[1]	As of December 31, 2022 and 2021, it is net of Notes repurchase of Ps 5,257,400 and Ps. 4,484,852, respectively.
[2]	Net of issuance expenses of Ps. 30,105 and Ps. 102,623 as of December 31, 2022 and 2021, respectively.